Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity	Equity
a.Share capital

Data	Class A	Class B	Total
12/31/2024	322,664,816	117,037,105	439,701,921
12/31/2023	285,153,435	117,037,105	402,190,540
As of December 31, 2024, Inter & Co, Inc.'s authorized share capital is US$50,000 divided into 20,000,000,000 shares with par value of US$0.0000025 each, of which (i) 10,000,000,000 class A shares, (ii) 5,000,000,000 class B shares and (iii) 5,000,000,000 regardless of the classes of shares with rights designated by the Company's Board of Directors. The share capital comprising shares issued refers to the authorized capital. The paid-up share capital of Inter & Co. Inc was R$13 at December 31, 2024 (December 31, 2023: R$13).
Without prejudice to any special rights conferred on holders of any other shares or class of shares established holders of Class A Shares and holders of Class B Shares shall:
(a)    have the same rights, except with respect to the right to vote. Holders of Class A Shares are entitled to 1 (one) vote on any matters that are resolved at the general meetings, while holders of Class B Shares are entitled to 10 (ten) votes on any matters that are resolved at the general meetings of Inter & Co.
(b)    be entitled to dividends that the Board may declare equal and proportional to their shareholding in the Company, without distinction between classes of shares.
(c)    in the event of liquidation or dissolution of the Company, whether voluntary or involuntary, or for purposes of reorganization or otherwise, or upon any distribution of capital, shall be entitled to the surplus assets of Inter&Co; and
(d)    will generally be entitled to all the rights inherent in Class A and Class B shares.
In 2023, a total of 37,511,381 new Class A common shares were issued to beneficiaries of Inter’s incentive plans.
On January 16, 2024, Inter&Co announced the commencement of the public offering of 36,800,000 (thirty-six million, eight hundred thousand) class A common shares. The offering was priced on January 18, 2024 at US$4.40 (R$21.74) per share and the final settlement of the offering occurred on February 20, 2024, in a gross amount of R$823,036 and an equity securities issuance cost of R$(38,768)recognized in "reserves" in equity.
b.Reserves
As of December 31, 2024, the reserves amounted to R$9,793,992 (December 31, 2023: R$8,147,285).
c.Other comprehensive income
As of December 31, 2024, Inter & Co, Inc’s accumulated other comprehensive income in equity amounted to R$(898,830), (December 31, 2023: R$(675,488)), which includes the fair value of financial assets at FVOCI, the result from cash flow hedges, the foreign exchange adjustment of the foreign subsidiary and taxes.
d.Dividends and interest on equity
During the year ended December 31, 2024, Inter & Co, Inc. made dividend payments in the amount of R$68,813 to its shareholders.
e.Basic and diluted earnings per share
Basic and diluted earnings per share is as follows:

	12/31/2024	12/31/2023	12/31/2022
Profit (loss) attributable to Owners of the company (In thousands of Reais)	907,132	302,343	(11,090)
Average number of shares outstanding	435,927,486	401,773,841	401,159,541
Basic earnings per share (R$)	2.08	0.75	(0.03)
Diluted earnings per share (R$)	2.07	0.75	(0.03)
Basic and diluted earnings (loss) per share are presented based on the aggregate of the two classes, A and B, and are calculated by dividing the profit (loss) attributable to the parent company by the weighted average number of shares of each class outstanding in the years.
On December 31, 2024, there were dilutive instruments for the purpose of calculating diluted earnings per share. These effects were due to shares granted under share-based payment plans, with a weighted average quantity of 3,048,026 (On December 31, 2023: weighted average quantity of 103,520).
f.Non-controlling interest
As of December 31, 2024, the balance of non-controlling interests is R$177,132 (December 31, 2023 R$124,881).
g.Reflex reserve
As of December 31, 2024, the reserve reflex is R$43,074 (December 31, 2023: R$44,217). The reflex reserve is mainly composed of share-based payments of Banco Inter.